CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($)	Ordinary Share USD ($) shares	Additional Paid-In Capital USD ($)	Accumulated other comprehensive loss USD ($)	PRC Statutory Reserves USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	Treasury Stock USD ($)	ZHEJIANG TIANLAN CNY (¥)	Zhejiang Tianlan Share Capital CNY (¥)	Zhejiang Tianlan Capital Reserve CNY (¥)	Zhejiang Tianlan PRC Statutory Reserve CNY (¥)	Zhejiang Tianlan Retained Earnings CNY (¥)	Zhejiang Tianlan Non Controlling Interests CNY (¥)
Balance, amount at Dec. 31, 2020	$ 14,463	$ 123	$ 9,615	$ 851	$ 316	$ 3,816	$ 528	$ (786)	¥ 192,254	¥ 82,572	¥ 35,761	¥ 15,670	¥ 55,248	¥ 3,003
Balance, shares at Dec. 31, 2020 | shares		7,899,832
Net income (loss) for the year	1,366	$ 0	0	0	0	989	377	0	13,578	0	0	0	11,285	2,293
Stock-based compensation expense	55	0	55	0	0	0	0	0
Foreign currency translation adjustment	(52)	0	0	(64)	0	0	12	0
Dividend paid	(1,031)	0	0	0	0	(1,031)	0	0	(13,212)	0	0	0	(13,212)	0
Appropriation of reserves | ¥									0	0	0	912	(912)	0
Balance, amount at Dec. 31, 2021	14,801	$ 123	9,670	787	316	3,774	917	(786)	192,620	82,572	35,761	16,582	52,409	5,296
Balance, shares at Dec. 31, 2021 | shares		7,899,832
Net income (loss) for the year	539	$ 0	0	0	0	369	170	0	15,766	0	0	0	14,308	1,458
Stock-based compensation expense	45	0	45	0	0	0	0	0
Foreign currency translation adjustment	(115)	0	0	(62)		0	(53)	0
Dividend paid	(464)	0	0	0	0	(464)	0	0	(9,400)	0	0	0	(9,082)	(318)
Appropriation of reserves | ¥									0	0	0	1,442	(1,442)	0
Appropriation to statutory reserve	0	0	0	0	46	(46)	0	0
Balance, amount at Dec. 31, 2022	14,806	$ 123	9,715	725	362	3,633	1,034	(786)	198,986	82,572	35,761	18,024	56,193	6,436
Balance, shares at Dec. 31, 2022 | shares		7,899,832
Net income (loss) for the year	1,650	$ 0	0	0	0	1,828	(178)	0	70,537	0	0	0	70,171	366
Stock-based compensation expense	47	0	47	0	0	0	0	0
Foreign currency translation adjustment	(9)	0	0	8	0	0	(17)	0
Dividend paid | ¥									(13,829)	0	0	0	(13,211)	(618)
Appropriation to statutory reserve	0	0	0	0	(20)	20	0	0
Appropriation of reserve | ¥									¥ 301	0	0	7,387	(7,387)	301
Purchase 10,700 shares of treasury stock	(14)	0	0	0	0		0	(14)
Balance, amount at Dec. 31, 2023	$ 16,480	$ 123	$ 9,762	$ 733	$ 342	$ 5,481	$ 839	$ (800)		¥ 82,572	¥ 35,761	¥ 25,411	¥ 105,766	¥ 6,485
Balance, shares at Dec. 31, 2023 | shares		7,899,832